Segment Reporting (Details) - Schedule of reconciliation from reportable segment income - Reportable Segments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total revenues from reportable segments	$ 22,520,903	$ 14,313,446	$ 1,357,649
Other revenues	901,103	929,836	13,552
Consolidated net revenues	23,422,006	15,243,282	1,371,201
Total operating income (loss) for reportable segments	(2,040,656)	186,758	1,149,103
Other income for reportable segments	23,043	234,425	3,459
Total income for reportable segments	(2,017,613)	421,183	1,152,562
Other corporate (expense) gain	(1,779,032)	29,178	(111,499)
Consolidated income from continuing operations before income taxes	$ (3,796,645)	$ 450,361	$ 1,041,063